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LORD ABBETT

2002

SEMI-ANNUAL REPORT

LORD ABBETT
DEVELOPING GROWTH FUND

FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2002

(Unaudited)

LORD ABBETT DEVELOPING GROWTH FUND SEMI-ANNUAL REPORT

FOR THE SIX MONTHS ENDED JANUARY 31, 2002

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of Lord Abbett Developing Growth Fund's strategies and performance for the six month period ended January 31, 2002. On this and the following pages, we discuss the factors that influenced performance. As you may notice, we have reformatted our Shareholder Reports. By producing these reports in this manner we will save money for our shareholders.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

SINCERELY,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN


Q: HOW DID THE FUND PERFORM OVER THE SIX MONTHS ENDED JANUARY 31, 2002?

A: For the six months ended January 31, 2002, Lord Abbett Developing Growth Fund (the "Fund") returned -0.27%(1), outperforming the Russell 2000(R) Growth Index(2) which returned -4.33% for the same period. Please see page 3 for Standardized Average Annual Total Returns.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The second half of the period experienced a reversal in trends that were in place from the beginning of the period. Top performing sectors were technology, auto & transportation and producer durables, which rebounded from very weak performance earlier in the period. Defensive sectors such as financial services, consumer staples and healthcare, which had done relatively well earlier in the period, failed to match market strength later in the year.

Both our underweighting in the financial services sector and our stock selection within that sector contributed to relative performance. Specifically, our underweight in regional banks aided performance as did our overweighting in the higher-growth financial information services group. Although the large-cap technology sector was one of the best performing sectors, it detracted from performance as a result of both the Fund's underweighting in this sector and conservative stock selection. Specifically, underweighting the communications technology and computer services industries, both of which experienced strong gains, detracted from performance. Auto and transportation also detracted from relative performance during the period as a result of several holdings in regional airlines which were under extreme downward pressure following the events of September 11.

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE
REPORTING PERIOD?

A: The U.S. economy was already showing signs of a downward trend before the events of September 11. For example, manufacturing activity was slower and August labor data showed an unemployment rate of 4.9%, the highest level since September 1997. At some point, many believed rising unemployment would hurt consumer confidence and ultimately consumer spending, which had been the backbone of the economy for much of the year. The events of September 11 accelerated the economic slowdown already in progress. During the fourth quarter of 2001, the stock market regained ground lost after the events of September 11. Similar to the third quarter, the fourth quarter registered negative economic growth, resulting in part, from continued sluggish capital spending by consumers and corporations. However, the housing market, fueled by historically low interest rates and characterized by a rush of refinancing activity and stable new construction starts, continued to protect the economy from additional downside.

Q: WHAT IS THE GENERAL ECONOMIC OUTLOOK GOING FORWARD?

A: Given both fiscal and monetary stimuli, we are optimistic that a modest economic recovery will be apparent by mid-2002. Sectors involving the consumer and healthcare industries will remain an important focus of the Fund - although, we are trimming appreciated names in the healthcare sector, and replacing them with similar, less expensive companies. In addition, the Council of Economic Advisor's domestic projected inflation rate (as measured using the Consumer Price Index) remains low at 2% for next year. Low inflation, traditionally, benefits the economy by preserving consumer purchasing power and helping businesses control costs. While the current consumer confidence level is volatile as a result of the economic slowdown of 2001, leading indicators support a higher confidence level moving into 2002. This upturn is usually a precursor to increased consumer spending and an expanding economy.

Q: HOW IS THE FUND POSITIONED BASED ON THIS OUTLOOK?

A: The fund will remain exposed to all areas of consumer spending and will continue to be underweight in the technology sector, although we are actively seeking additional holdings. In our view, the technology sector has not yet completed its inventory correction; much of this sector is still overvalued and broad-based technology capital spending will require a much stronger economy. The Fund will continue to seek investments in those companies that offer proprietary products and services rather than simple exposure to the next capacity cycle.

2

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(Unaudited)

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2001 REFLECT PERFORMANCE OF CLASS A SHARES AT THE MAXIMUM SALES CHARGE OF 5.75%, WITH ALL DISTRIBUTIONS REINVESTED. 1 YEAR: -12.34%, 5 YEARS: 7.14%, 10 YEARS: 11.28%.

(1) Reflects performance at the net asset value of Class A shares, with all distributions reinvested, for the six months ended January 31, 2002.

(2) Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION A NOTE ABOUT RISK: The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. Also, small-cap companies may have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. These factors can affect Fund performance.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

The Fund is actively managed and, as a result, its asset allocation may change.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2002

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
---------------------------------------------------------------------------------
COMMON STOCKS 96.61%

AIR TRANSPORTATION 2.13%
EGL, Inc.*+                                               452,000     $    6,156
Frontier Airlines, Inc.*+                                 705,470         15,655
Skywest, Inc.                                             583,300         15,982
                                                                      ----------
TOTAL                                                                     37,793
                                                                      ----------
BANKS: OUTSIDE NEW YORK CITY 0.38%
Silicon Valley
Bancshares*+                                              295,300          6,798
                                                                      ----------

BIOTECHNOLOGY RESEARCH & PRODUCTION 3.39%
Albany Molecular
Research, Inc.*+                                          548,500         13,916
Bio-technology
General Corp.*                                            998,000          8,283
Cell Therapeutics, Inc.*+                                 344,650          7,486
Charles River
Laboratories Int'l., Inc.*+                                87,800          2,682
Collateral
Therapeutics, Inc.*+                                      235,000          1,382
Cor Therapeutics, Inc.*+                                  456,900          8,585
Corixa Corp.*+                                            858,900          9,491
Quintiles
Transnational Corp.*+                                     417,500          6,688
Seattle Genetics, Inc.*+                                  275,700          1,820
                                                                      ----------
TOTAL                                                                     60,333
                                                                      ----------

BUILDING: MISCELLANEOUS 0.15%
SLI, Inc.+                                              1,090,650          2,705
                                                                      ----------
CHEMICALS 0.84%
OM GROUP, Inc.+                                           221,920         14,846
                                                                      ----------
COMMERCIAL INFORMATION SERVICES 0.06%
eMerge
Interactive, Inc.*+                                       800,000          1,136
                                                                      ----------
COMMUNICATIONS TECHNOLOGY 0.99%
Alloy Online, Inc.*+                                      375,000     $    8,062
Comtech
Telecommunications
Corp.*+                                                   493,700          5,505
Critical Path, Inc.*+                                     600,000          1,950
Lexent, Inc.*                                             213,000          1,289
Stockeryale, Inc.*+                                        90,000            802
                                                                      ----------
TOTAL                                                                     17,608
                                                                      ----------

COMPUTER SERVICES SOFTWARE & SYSTEMS 4.33%
Acxiom Corp.*+                                          1,005,400         14,116
Aware, Inc.*+                                             205,200          1,502
BSQUARE Corp.*                                            337,200          1,028
Documentum, Inc.*+                                        708,400         14,331
eCollege.com., Inc.*                                    1,177,700          3,239
EXE
Technologies, Inc.*                                       451,200            916
Forrester
Research, Inc.*+                                          344,360          5,868
Manhattan
Associates, Inc.*+                                        110,750          2,953
Mercury Computer
Systems, Inc.*                                            125,000          4,545
Numerical
Technologies, Inc.*+                                      197,800          2,870
Open Text Corp.(a)*+                                      200,000          5,242
Riverdeep Group
plc ADR(a)*+                                              229,000          4,019
Saba Software, Inc.*+                                     750,000          3,225
Tier Technologies, Inc.*+                                 229,000          4,236
Verity, Inc.*+                                            215,500          4,036
Watchguard
Technologies, Inc.*                                       799,980          4,920
                                                                      ----------
TOTAL                                                                     77,046
                                                                      ----------


4         SEE NOTES TO FINANCIAL STATEMENTS.

JANUARY 31, 2002

                                                                           VALUE
INVESTMENTS                                       SHARES                   (000)
---------------------------------------------------------------------------------
COMPUTER TECHNOLOGY 5.16%

Advanced Digital
Information Corp.*+                                1,793,400           $  30,040
Analogic Corp.                                       332,215              14,398
Cray, Inc.*+                                       2,000,000               4,800
Intergraph Corp.*+                                   888,700              12,797
Lantronix, Inc.*                                     459,700               2,896
Phoenix
Technologies Ltd.*                                   503,400               6,273
Radisys Corp.*+                                      932,620              18,652
RSA Security, Inc.*+                                 123,200               1,381
Synaptics, Inc.*                                      36,700                 476
                                                                      ----------
TOTAL                                                                     91,713
                                                                      ----------

CONSUMER ELECTRONICS 0.11%
DoubleClick, Inc.*+                                  170,000               1,919
                                                                      ----------
CONSUMER PRODUCTS 1.06%
Matthews Int'l. Corp.                                761,700              18,921
                                                                      ----------
DIVERSIFIED MANUFACTURING 1.44%
Armor Holdings, Inc.*+                             1,106,300              25,544
                                                                      ----------
DRUGS & PHARMACEUTICALS 8.00%
Alpharma, Inc.+                                      406,100              10,457
Barr Laboratories, Inc.*+                            230,000              16,790
Bradley
Pharmaceuticals, Inc.*+                              221,200               4,431
Endo Pharmaceutical
Holdings, Inc.*                                      972,620               8,948
Galen Holdings
plc ADR(a)+                                          115,000               4,104
ILEX Oncology, Inc.*+                                357,800               8,229
K-V Pharmaceutical Co.*                              405,000              10,064
Ligand
Pharmaceuticals, Inc.*                               634,100               9,562
Medicis
Pharmaceutical Corp.*+                               226,900              13,151
Noven
Pharmaceuticals, Inc.*                               744,430           $  12,157
QLT, Inc.(a)*+                                       237,900               5,065
SangStat
Medical Corp.*                                       383,300               6,850
Scios, Inc.*+                                        301,700               6,933
SICOR, Inc.*+                                      1,084,550              17,028
SuperGen, Inc.*+                                     500,000               5,460
The Medicines Co.*+                                  263,100               2,910
                                                                       ---------
TOTAL                                                                    142,139
                                                                       ---------

EDUCATION SERVICES 3.64%
Career Education Corp.*                              431,000              14,223
Corinthian
Colleges, Inc.*                                      242,700              10,650
Edison Schools, Inc *+                               228,100               3,798
Education
Management Corp.*                                    200,300               7,361
Educational
Development Corp.+                                   120,000                 838
ITT Educational
Services, Inc.*                                      222,000               9,255
SkillSoft Corp.*+                                     91,500               2,199
SmartForce plc ADR*+                                 513,970               8,974
Sylvan Learning
Systems, Inc.*+                                      300,900               7,381
                                                                       ---------
TOTAL                                                                     64,679
                                                                       ---------

ELECTRICAL & ELECTRONICS 0.18%
LeCroy Corp.*                                        171,000               3,206
                                                                       ---------
ELECTRICAL EQUIPMENT & COMPONENTS 1.72%
AstroPower, Inc.*+                                   224,000               8,579
Cable Design
Technologies Corp.*                                  675,000               8,640
CTS Corp.+                                           201,300               3,040
Technitrol, Inc                                      413,100              10,286
                                                                       ---------
TOTAL                                                                     30,545
                                                                       ---------


                                      SEE NOTES TO FINANCIAL STATEMENTS.       5

JANUARY 31, 2002

                                                                           VALUE
INVESTMENTS                                       SHARES                   (000)
---------------------------------------------------------------------------------
ELECTRONICS 1.20%
Drexler
Technology Corp.*+                                    82,900           $   1,849
EMS
Technologies, Inc.*                                  185,600               3,434
FLIR Systems, Inc.*+                                 168,000               7,671
Microtune, Inc.*+                                    157,300               3,393
Read-Rite Corp.*+                                  1,403,900               4,885
                                                                       ---------
TOTAL                                                                     21,232
                                                                       ---------

ELECTRONICS: SEMI-CONDUCTORS /
COMPONENTS 1.86%
AXT, Inc.*+                                          359,940               3,959
Fairchild
Semiconductor Corp.*+                                300,200               7,922
Multilink
Technology Corp.*+                                   155,400                 731
Oak Technology, Inc.*+                               957,600              15,561
Silicon Storage
Technology, Inc.*                                    600,000               4,968
                                                                       ---------
TOTAL                                                                     33,141
                                                                       ---------

ELECTRONICS: TECHNOLOGY 1.74%
Coherent, Inc.*+                                     913,500              28,666
DRS Technologies, Inc.*+                              55,240               2,331
                                                                       ---------
TOTAL                                                                     30,997
                                                                       ---------

ENERGY MISCELLANEOUS 0.04%
Fuelcell Energy, Inc.*+                               45,900                 731
                                                                       ---------
FINANCIAL DATA PROCESSING
Services & SYSTEMS 1.28%
Compucredit Corp.*+                                  746,176               4,074
eFunds Corp.*+                                       550,000               9,598
NDCHealth Corp.+                                     288,100               9,141
                                                                       ---------
TOTAL                                                                     22,813
                                                                       ---------

FINANCIAL INFORMATION SERVICES 1.18%
S1 Corp.*                                          1,321,440              20,892
                                                                       ---------

FINANCIAL: MISCELLANEOUS 0.70%
Federal Agricultural
Mortgage Corp.*                                      152,900           $   7,186
Metris Cos., Inc.+                                   366,300               5,220
                                                                       ---------
TOTAL                                                                     12,406
                                                                       ---------

FOODS 0.68%
Performance Food
Group Co.*+                                          316,800              12,102
                                                                       ---------

HEALTH & PERSONAL CARE 1.48%
Healthcare Services
Group, Inc.*                                         758,050               7,959
Province
Healthcare Co.*+                                     530,700              18,426
                                                                       ---------
TOTAL                                                                     26,385
                                                                       ---------

HEALTHCARE: BIOTECH 0.03%
Northwest
Biotherapeutics, Inc.*+                              134,400                618
                                                                       ---------

HEALTHCARE FACILITIES 2.68%
Lifepoint
Hospitals, Inc.*+                                    352,200              12,288
Pharmaceutical Product
Development, Inc.*                                   493,300              16,008
Renal Care Group, Inc.*                              510,800              15,799
Res-Care, Inc.*+                                     379,100               3,582
                                                                       ---------
TOTAL                                                                     47,677
                                                                       ---------

HEALTHCARE MANAGEMENT SERVICES 2.92%
AdvancePCS*+                                         351,480              10,850
Hooper Holmes, Inc.                                1,868,160              15,842
Matria
Healthcare, Inc.*+                                   421,275              10,216
Mid Atlantic Medical
Services, Inc.*                                      594,900              14,902
                                                                       ---------
TOTAL                                                                     51,810
                                                                       ---------

6                                 SEE NOTES TO FINANCIAL STATEMENTS.

JANUARY 31, 2002

                                                                           VALUE
INVESTMENTS                                       SHARES                   (000)
---------------------------------------------------------------------------------
HEALTHCARE: MEDICAL SERVICES 0.29%
Centene Corp.*+                                      275,000           $   5,088
                                                                       ---------
HOMEBUILDING 3.79%
Beazer Homes
USA, Inc.*+                                          112,700               9,027
Crossmann
Communities, Inc.+                                   508,180              22,421
M.D.C. Holdings, Inc.+                               398,464              15,991
Pulte Homes, Inc.+                                   105,600               4,979
Standard Pacific Corp.+                              569,900              15,028
                                                                       ---------
TOTAL                                                                     67,446
                                                                       ---------

LEISURE TIME 0.24%
Bally Total Fitness
Holdings Corp.*+                                     223,000               4,326
                                                                       ---------


MACHINERY: OIL WELL EQUIPMENT & SERVICES 1.52%
CAL Dive Int'l., Inc.*                               380,260               8,803
Core Laboratories N V.(A)*                           725,610               8,780
Seitel, Inc.*+                                       736,960               9,507
                                                                       ---------
TOTAL                                                                     27,090
                                                                       ---------

MACHINERY: SPECIALTY 0.93%
Flow Int'l. Corp.*                                   585,670               6,806
Semitool, Inc.*                                      988,600               9,797
                                                                       ---------
TOTAL                                                                     16,603
                                                                       ---------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 4.91%
ATS Medical, Inc.*+                                1,168,210               3,037
Bio-Rad
Laboratories, Inc.*                                   45,200               2,585
Diagnostic
Products Corp.                                       246,000               9,651
Molecular
Devices Corp.*                                       440,920               8,990
Novoste Corp.*+                                      775,000               6,433
Ocular Sciences, Inc.*+                              352,600               9,146

Orthofix Int'l. N.V.*                                600,580           $  20,420
Radiance Medical
Systems, Inc. Adr*+                                  575,000               1,093
Sonosite, Inc.*                                      383,900               8,883
Techne Corp.*+                                       405,600              12,456
Theragenics Corp.*                                   526,050               4,650
                                                                       ---------
TOTAL                                                                     87,344
                                                                       ---------

MEDICAL SERVICES 0.75%
Coventry Health
Care, Inc.*                                          346,360               7,776
Hanger Orthopedic
Group, Inc.*                                         680,500               5,512
                                                                       ---------
TOTAL                                                                     13,288
                                                                       ---------

METALS & MINERALS: MISCELLANEOUS 1.33%
North American
Palladium Ltd.(a)*+                                  832,800               4,381
Stillwater
Mining Co.*+                                       1,226,000              19,199
                                                                       ---------
TOTAL                                                                     23,580
                                                                       ---------

OFFICE FURNITURE & BUSINESS EQUIPMENT 0.59%
MICROS Systems, Inc.*                                342,120              10,530
                                                                       ---------
OIL: CRUDE PRODUCERS 3.50%
Evergreen
Resources, Inc.*+                                    392,980              14,135
Exco Resources, Inc.*
                                                     623,700              10,042
Patina Oil & Gas Corp.                               253,900               6,609
Prima Energy Corp.*                                  125,020               2,563
Remington Oil &
Gas Corp.*                                           344,200               5,517
Spinnaker
Exploration Co.*+                                    137,910               5,100
Vintage Petroleum, Inc.                              891,360              10,411
XTO Energy, Inc.                                     484,550               7,845
                                                                       ---------
TOTAL                                                                     62,222
                                                                       ---------

                            SEE NOTES TO FINANCIAL STATEMENTS.                 7

JANUARY 31, 2002

                                                                           VALUE
INVESTMENTS                                       SHARES                   (000)
---------------------------------------------------------------------------------
POLLUTION CONTROL AND ENVIRONMENTAL
SERVICES 0.16%
Fuel-Tech N.V.*+                                     130,500           $     686
Ionics, Inc.*                                         65,600               2,211
                                                                       ---------
TOTAL                                                                      2,897
                                                                       ---------

PRODUCTION TECHNOLOGY EQUIPMENT 0.19%
Dionex Corp.*+                                       132,500               3,405
                                                                       ---------
PUBLISHING: MISCELLANEOUS 0.60%
Information
Holdings, Inc.*+                                     382,700              10,589
                                                                       ---------

RADIO & TV BROADCASTERS 0.28%
Regent
Communications, Inc.*                                821,700               4,930
                                                                       ---------

REAL ESTATE 0.22%
Catellus
Development Corp.*+                                  204,200               3,808
                                                                       ---------

REIT 0.88%
Healthcare Realty
Trust, Inc.                                          312,900               8,999
Indymac Bancorp, Inc.*                               282,100               6,601
                                                                       ---------
TOTAL                                                                     15,600
                                                                       ---------

RESTAURANTS 1.70%
Applebee's Int'l., Inc.+                             243,780               9,178
Jack In The Box, Inc.*                               447,500              12,530
The Cheesecake
Factory, Inc.*                                       234,800               8,430
                                                                       ---------
TOTAL                                                                     30,138
                                                                       ---------

RETAIL 8.15%
American Eagle
Outfitters, Inc.*+                                   203,200               5,170
Cellstar Corp.*+                                   2,581,000               1,987
Chico's Fas, Inc.*+                                  527,250              15,791
Christopher &
Banks Corp.*+                                        233,810               7,646
Cost Plus, Inc.*+                                    297,245           $   8,026
Electronics Boutique
Holdings Corp.*                                      211,700               7,960
Factory 2-U
Stores, Inc.*+                                       160,770               2,855
Group 1
Automotive, Inc.*                                    457,600              13,156
Hot Topic, Inc.*+                                    295,000               9,891
Insight
Enterprises, Inc.*+                                  777,670              19,045
Msc Industrial
Direct Co., Inc.*                                  1,206,500              24,178
Pacific Sunwear of
California, Inc.*+                                   747,350              17,174
Pier 1 Imports, Inc.+349,600                           6,604
United Natural
Foods, Inc.*+                                        238,200               5,476
                                                                       ---------
TOTAL                                                                    144,959
                                                                       ---------

SECURITIES BROKERAGE & SERVICES 0.65%

NCO Group, Inc.*+                                    515,700              11,644
                                                                       ---------
SERVICES: COMMERCIAL 9.74%
Aegis Communications
Group, Inc.*                                       3,014,900                 995
Corporate Executive
Board Co.*+                                          700,000              22,533
First Consulting
Group, Inc.*                                         638,800               7,116
G & K Services, Inc.                                 841,380              29,785
Iron Mountain, Inc.*+                              1,046,535              33,542
Labor Ready, Inc.*                                   431,900               2,112
Lightbridge, Inc.*                                   302,300               3,540
On Assignment, Inc.*                                 469,600               9,326
Pegasus
Solutions, Inc.*+                                    515,765               8,830
Steiner Leisure Ltd.*615,390                          12,289
Student
Advantage, Inc.*                                   1,389,700               1,946


8                                   SEE NOTES TO FINANCIAL STATEMENTS.

JANUARY 31, 2002

                                                                           VALUE
INVESTMENTS                                          SHARES                (000)
---------------------------------------------------------------------------------
Teletech
Holdings, Inc.*+                                   1,818,300          $   28,202
Tetra Tech, Inc.*+                                   652,837              11,157
The Management
Network Group, Inc.*                                 261,100               1,736
                                                                      ----------
TOTAL                                                                    173,109
                                                                      ----------

SHOES 3.11%
Kenneth Cole
Productions, Inc.*+                                   81,590               1,397
The Finish Line, Inc.*                               548,400               8,171
Timberland Co.*+                                     972,600              37,319
Vans, Inc.*                                          647,800               8,408
                                                                      ----------
TOTAL                                                                     55,295
                                                                      ----------

TELECOMMUNICATIONS EQUIPMENT 0.96%
ClearOne
Communications, Inc.*+                               200,000               3,268
Metwave
Communications Corp.*+                               400,000                 968
Plantronics, Inc.*+                                  565,300              12,855
                                                                      ----------
TOTAL                                                                     17,091
                                                                      ----------

TEXTILES APPAREL MANUFACTURERS 2.58%
Cutter & Buck, Inc.*+                                 480,80               3,125
Quiksilver, Inc.*+                                 1,149,830              21,111
Tarrant Apparel
Group*+                                              775,840               3,941
The Sirena Apparel
Group, Inc.*

                                                     330,000                  --(b)
TROPICAL SPORTSWEAR
Int'l. Corp.*+                                       835,500              17,713
                                                                      ----------
TOTAL                                                                     45,890
                                                                      ----------

UTILITIES: TELECOMMUNICATIONS 0.17%
Intrado, Inc.*+                                      100,000               2,318
Talk America
Holdings, Inc.*                                    1,140,700                 605
                                                                      ----------
TOTAL                                                                      2,923
                                                                      ----------
TOTAL COMMON STOCKS
(Cost $1,613,235,392)                                                 $1,717,530
                                                                      ==========

CONVERTIBLE PREFERRED SECURITY

OIL: CRUDE PRODUCERS 0.57%
Exco Resources, Inc.*
(Cost $13,097,700)                                   623,700              10,135
                                                                      ==========

                                                   PRINCIPAL
                                                      AMOUNT
                                                       (000)
                                                   ---------
SHORT TERM INVESTMENT 3.44%

REPURCHASE AGREEMENT 3.44%

Repurchase Agreement dated 1/31/2002
from State Street Bank, 1.87% due
2/1/2002; collateralized by $47,942,158
of Federal Home Loan Bank at 2.10% due
2/5/2002 and $14,469,084 of Federal
National Mortgage Assoc. at 4.75% due
3/15/2003; value-$61,182,000; proceeds:
$61,185,178 (Cost $61,182,000)                       $61,182              61,182
                                                                      ==========
TOTAL INVESTMENTS
100.62% (Cost $1,687,515,092)                                         $1,788,847
                                                                      ==========


*    Non-income producing security.
# Affiliated Issuer (holdings represent 5% or more of the outstanding voting shares.) Affiliated issuers have a total cost of $95,547,898 and total value of $77,276,979. See Note 9.
+    Security (or a portion of security) on loan.
(a)  Foreign Security.
(b)  Amount represents less than $1,000.
ADR- American Depository Receipt.
REIT-Real Estate Investment Trust.


SEE NOTES TO FINANCIAL STATEMENTS.                                       9

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JANUARY 31, 2002

ASSETS:
   Investment in securities, at value (cost $1,687,515,092)                                 $ 1,788,847,427
   Market value of collateral for securities loaned                                             435,654,564
   Cash                                                                                             586,755
   Receivables:
     Interest and dividends                                                                          48,966
     Investment securities sold                                                                  71,031,445
     Capital shares sold                                                                          2,694,187
   Prepaid expenses and other assets                                                                800,711
                                                                                            ---------------
   TOTAL ASSETS                                                                               2,299,664,055
                                                                                            ---------------
LIABILITIES:
   Securities lending collateral                                                                435,654,564
   Payables:
     Investment securities purchased                                                             77,085,926
     Capital shares reacquired                                                                    3,873,044
     Management fee                                                                                 815,557
     12b-1 distribution fees                                                                      2,443,443
     Directors' fees                                                                                477,908
   Accrued expenses                                                                               1,432,448
                                                                                            ---------------
   TOTAL LIABILITIES                                                                            521,782,890
                                                                                            ===============
NET ASSETS                                                                                  $ 1,777,881,165
                                                                                            ===============
COMPOSITION OF NET ASSETS:
Paid-in Capital                                                                               1,725,021,325
Accumulated net investment loss                                                                  (8,353,368)
Accumulated net realized loss on investments                                                    (40,119,127)
Net unrealized appreciation on investments                                                      101,332,335
                                                                                            ---------------
NET ASSETS                                                                                  $ 1,777,881,165
                                                                                            ===============
NET ASSETS BY CLASS:
Class A Shares                                                                              $ 1,014,559,221
Class B Shares                                                                              $   209,265,470
Class C Shares                                                                              $   146,211,500
Class P Shares                                                                              $   114,932,162
Class Y Shares                                                                              $   292,912,812
OUTSTANDING SHARES BY CLASS:
Class A Shares                                                                                   68,929,610
Class B Shares                                                                                   14,748,210
Class C Shares                                                                                   10,295,657
Class P Shares                                                                                    7,856,646
Class Y Shares                                                                                   19,615,060
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                              $         14.72
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%) $15.62
Class B Shares-Net asset value                                                              $         14.19
Class C Shares-Net asset value                                                              $         14.20
Class P Shares-Net asset value                                                              $         14.63
Class Y Shares-Net asset value                                                              $         14.93
                                                                                            ===============

10                                   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED) For the Six Months Ended January 31, 2002

INVESTMENT INCOME:
Dividends                                                           $  1,479,695
Interest                                                               1,476,038
Foreign withholding tax                                                   (1,226)
                                                                    ------------
TOTAL INVESTMENT INCOME                                                2,954,507
                                                                    ------------
EXPENSES:
Management fee                                                         4,446,934
12b-1 distribution plan-Class A                                        1,879,460
12b-1 distribution plan-Class B                                        1,040,724
12b-1 distribution plan-Class C                                          750,140
12b-1 distribution plan-Class P                                          257,601
Shareholder servicing                                                  2,182,499
Reports to shareholders                                                  133,026
Professional                                                              55,900
Registration                                                              48,144
Directors' fees                                                           47,141
Custody                                                                   18,251
Other                                                                    164,090
                                                                    ------------
Gross expenses                                                        11,023,910
   Expense reductions                                                    (23,919)
                                                                    ------------
NET EXPENSES                                                          10,999,991
                                                                    ------------
NET INVESTMENT LOSS                                                   (8,045,484)
                                                                    ------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss on investments                                     (31,966,706)
Net change in unrealized appreciation/depreciation on investments     24,778,435
                                                                    ============
NET REALIZED AND UNREALIZED LOSS                                      (7,188,271)
                                                                    ============
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(15,233,755)
                                                                    ============


                        SEE NOTES TO FINANCIAL STATEMENTS.                    11

STATEMENTS OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED      PERIOD ENDED        YEAR ENDED
                                                        JANUARY 31, 2002          JULY 31,       JANUARY 31,
DECREASE IN NET ASSETS                                       (UNAUDITED)             2001*              2001
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                     $    (8,045,484)   $    (9,712,328)   $   (20,061,666)
Net realized gain (loss) on investments                     (31,966,706)        64,596,592        (72,751,829)
Net change in unrealized appreciation/
   depreciation on investments                               24,778,435       (376,329,675)      (178,525,658)
-------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                (15,233,755)      (321,445,411)      (271,339,153)
=============================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
   Class A                                                         --                 --          (60,268,649)
   Class B                                                         --                 --          (13,727,066)
   Class C                                                         --                 --          (11,457,072)
   Class P                                                         --                 --           (6,119,360)
   Class Y                                                         --                 --          (12,868,402)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                --                 --         (104,440,549)
=============================================================================================================

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                           204,300,097        243,512,172        661,706,731
Reinvestment of distributions                                      --                 --          101,307,452
Cost of shares reacquired                                  (310,752,542)      (352,793,503)      (969,621,781)
-------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                         (106,452,445)      (109,281,331)      (206,607,598)
=============================================================================================================
NET DECREASE IN NET ASSETS                                 (121,686,200)      (430,726,742)      (582,387,300)
=============================================================================================================
NET ASSETS:
-------------------------------------------------------------------------------------------------------------
Beginning of period                                       1,899,567,365      2,330,294,107      2,912,681,407
-------------------------------------------------------------------------------------------------------------
END OF PERIOD                                           $ 1,777,881,165    $ 1,899,567,365    $ 2,330,294,107
=============================================================================================================
ACCUMULATED NET INVESTMENT LOSS                         $    (8,353,368)   $      (307,884)   $      (335,010)
==============================================================================================================

*The Fund changed its fiscal year-end from January 31 to July 31.


12                                    SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                 SIX MONTHS
                                    ENDED       2/1/2001                               YEAR ENDED 1/31
                                  1/31/2002        TO             --------------------------------------------------
                                 (UNAUDITED)   7/31/2001*           2001      2000      1999        1998       1997
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
---------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
BEGINNING OF PERIOD              $ 14.76        $   17.10         $ 19.55    $ 16.25    $14.27    $ 12.80     $11.49
                                 =======        =========         =======    =======    ======    =======     ======
Investment operations
  Net investment loss               (.02)(a)         (.07)(a)       (.12)(a)    (.11)(a)  (.07)(a)   (.10)(a)   (.03)
  Net realized and unrealized
  gain (loss)                       (.02)           (2.27)          (1.61)      4.10      2.10       3.16       3.12
                                 -------        ---------         -------    -------    ------    -------     ------
    Total from investment
    operations                      (.04)           (2.34)          (1.73)      3.99      2.03       3.06       3.09
                                 -------        ---------         -------    -------    ------    -------     ------
Distributions to shareholders
from net realized gain                --               --            (.72)      (.69)     (.05)     (1.59)     (1.78)
                                 -------        ---------         -------    -------    ------    -------     ------
NET ASSET VALUE, END OF PERIOD   $ 14.72        $   14.76         $ 17.10    $ 19.55    $16.25    $ 14.27     $12.80
                                 =======        =========         =======    =======    ======    =======     ======
Total Return(b)                     (.27)%(d)      (13.68)%(d)      (9.37)%    25.33%    14.24%     24.38%     28.35%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including
  expense reduction                  .60%(d)          .61%(d)        1.11%      1.20%      .98%      1.06%      1.10%
  Expenses, excluding
  expense reduction                  .60%(d)          .61%(d)        1.11%      1.20%      .98%      1.06%      1.10%
  Net investment loss               (.43)%(d)        (.46)%(d)       (.66)%     (.64)%    (.46)%     (.72)%     (.67)%

                               SIX MONTHS
                                  ENDED          2/1/2001                                     YEAR ENDED 1/31
                                1/31/2002           TO         -------------------------------------------------------------------
SUPPLEMENTAL DATA:            (UNAUDITED)       7/31/2001*           2001            2000            1999         1998      1997
----------------------------------------------------------------------------------------------------------------------------------
Net assets,
end of period (000)          $   1,014,559    $   1,070,737    $   1,309,513    $   1,742,136    $   884,246    $456,716  $318,764
Portfolio turnover rate              22.60%           22.14%           37.86%           50.13%         30.89%      33.60%    42.35%
----------------------------------------------------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS.                13

                                 SIX MONTHS
                                    ENDED        2/1/2001                     YEAR ENDED 1/31                     8/1/1996(c)
                                  1/31/2002         TO       ---------------------------------------------------     TO
                                 (UNAUDITED)    7/31/2001*       2001         2000        1999          1998      1/31/1997
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD              $   14.27     $   16.58     $   19.09    $   15.98    $   14.12    $   12.75    $   12.14
                                 =========     =========     =========    =========    =========    =========    =========
Investment operations
  Net investment loss                 (.05)(a)      (.11)(a)      (.23)(a)     (.21)(a)     (.17)(a)     (.20)(a)     (.05)
  Net realized and unrealized
  gain (loss)                         (.03)        (2.20)        (1.56)        4.01         2.06         3.14         2.28
                                 ---------     ---------     ---------    ---------    ---------    ---------    ---------
    Total from
    investment operations             (.08)        (2.31)        (1.79)        3.80         1.89         2.94         2.23
                                 ---------     ---------     ---------    ---------    ---------    ---------    ---------
Distributions to shareholders
from net realized gain                  --            --          (.72)        (.69)        (.03)       (1.57)       (1.62)

NET ASSET VALUE, END OF PERIOD   $   14.19     $   14.27     $   16.58    $   19.09    $   15.98    $   14.12    $   12.75
                                 =========     =========     =========    =========    =========    =========    =========
Total Return(b)                       (.56)%(d)   (13.93)%(d)    (9.92)%      24.55%       13.37%       23.48%       19.43%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including
  expense reduction                    .91%(d)       .91%(d)      1.75         1.79%        1.72%        1.76%         .93%(d)
  Expenses, excluding
  expense reduction                    .91%(d)       .91%(d)      1.75         1.79%        1.72%        1.76%         .93%(d)
  Net investment loss                 (.74)%(d)     (.76)%(d)    (1.31)       (1.39)%      (1.19)%      (1.39)%       (.73)%(d)

                                 SIX MONTHS
                                    ENDED        2/1/2001                     YEAR ENDED 1/31               8/1/1996(c)
                                  1/31/2002         TO      ----------------------------------------------     TO
SUPPLEMENTAL DATA:               (UNAUDITED)    7/31/2001*     2001         2000         1999       1998    1/31/1997
=======================================================================================================================
   Net assets,
   end of period (000)             $   209,265  $  228,279  $ 289,393    $ 363,168     $ 197,028  $ 62,097  $ 7,152
   Portfolio turnover rate               22.60%      22.14%     37.86%       50.13%        30.89%    33.60%   42.35%
=======================================================================================================================



14                                      SEE NOTES TO FINANCIAL STATEMENTS.

                                 SIX MONTHS
                                    ENDED        2/1/2001                      YEAR ENDED 1/31           8/1/1996(c)
                                  1/31/2002         TO       -------------------------------------------    TO
                                 (UNAUDITED)    7/31/2001*     2001      2000        1999        1998    1/31/1997
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
--------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period              $ 14.28     $   16.60    $   19.11  $   16.00    $ 14.13     $12.75     $ 12.14
                                 =======     =========    =========  =========    =======     ======     =======
 Investment operations
   Net investment loss              (.05)(a)      (.11)(a)     (.23)      (21)(a)    (.17)(a)   (.19)(a)    (.05)
   Net realized and unrealized
   gain (loss)                      (.03)        (2.21)       (1.56)      4.01       2.07       3.14        2.28
                                 -------     ---------    ---------  ---------    -------     ------     -------
    Total from
    investment operations           (.08)        (2.32)       (1.79)      3.80       1.90       2.95        2.23
                                 -------     ---------    ---------  ---------    -------     ------     -------
Distributions to shareholders
from net realized gain                --            --         (.72)     (.69)       (.03)     (1.57)      (1.62)
                                 -------     ---------    ---------  ---------    -------     ------     -------
 Net asset value,
 end of period                   $ 14.20     $   14.28     $  16.60  $  19.11     $ 16.00      $14.13      12.75
                                 =======     =========    =========  =========    =======     ======     =======
 Total Return(b)                    (.56)%(d)   (13.98)%(d)   (9.86)%   24.45       13.43%      23.55%     19.43%(d)

 RATIOS TO AVERAGE NET ASSETS
   Expenses, including
   expense reduction                 .91%(d)       .91%(d)     1.75%     1.79%       1.72%       1.71%       .93%(d)
   Expenses, excluding
   expense reduction                 .91%(d)       .91%(d)     1.75%     1.79%       1.72%       1.71%       .93%(d)
   Net investment loss              (.74)%(d)     (.76)%(d)   (1.31)%   (1.24)%     (1.20)%     (1.34)%     (.73)%(d)
=======================================================================================================================

                                 SIX MONTHS
                                    ENDED        2/1/2001                      YEAR ENDED 1/31           8/1/1996(c)
                                  1/31/2002         TO       -------------------------------------------    TO
SUPPLEMENTAL DATA:               (UNAUDITED)    7/31/2001*     2001      2000        1999        1998    1/31/1997
--------------------------------------------------------------------------------------------------------------------

Net assets,
end of period (000)              $146,212     $168,691     $225,189   $302,528     $131,828   $ 33,622   $ 4,442
Portfolio turnover rate             22.60%       22.14%       37.86%     50.13%       30.89%     33.60%    42.35%


     SEE NOTES TO FINANCIAL STATEMENTS.                         15

                                                   SIX MONTHS
                                                      ENDED        2/1/2001             YEAR ENDED 1/31            1/5/1998(c)
                                                    1/31/2002         TO       ---------------------------------       TO
                                                   (UNAUDITED)    7/31/2001*     2001        2000         1999      1/31/1998
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   14.67     $   17.00    $   19.46    $  16.19    $   14.26     $ 14.38
                                                   =========     =========    =========    ========    =========     =======
Investment operations
  Net investment loss                                   (.02)(a)      (.07)(a)     (.14)(a)    (.12)(a)     (.10)(a)    (.01)(a)
  Net realized and unrealized gain (loss)               (.02)        (2.26)       (1.60)       4.08         2.08        (.11)
                                                   ---------     ---------    ---------    --------    ---------     -------
    Total from investment operations                    (.04)        (2.33)       (1.74)       3.96         1.98        (.12)
                                                   ---------     ---------    ---------    --------    ---------     -------
Distributions to shareholders from net
realized gain                                             --            --         (.72)       (.69)        (.05)         --
                                                   ---------     ---------    ---------    --------    ---------     -------
NET ASSET VALUE, END OF PERIOD                     $   14.63     $   14.67    $   17.00    $  19.46    $   16.19     $ 14.26
                                                   =========     =========    =========    ========    =========     =======
Total Return(b)                                         (.27)%(d)   (13.71)%(d)   (9.47)%     25.24%       13.89%       (.83)%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reduction                  .64%(d)      .63%(d)      1.20        1.25%        1.17%        .08%(d)
  Expenses, excluding expense reduction                  .64%(d)      .63%(d)      1.20        1.25%        1.17%        .08%(d)
  Net investment loss                                   (.46)%(d)    (.49)%(d)     (.76)%      (.70)%       (.70)%      (.05)%(d)

                                                   SIX MONTHS
                                                      ENDED        2/1/2001             YEAR ENDED 1/31            1/5/1998(c)
                                                    1/31/2002         TO       ---------------------------------       TO
SUPPLEMENTAL DATA:                                 (UNAUDITED)    7/31/2001*     2001        2000         1999      1/31/1998
=============================================================================================================================
Net assets, end of period (000)                    $114,932      $121,444      $155,975    $155,611     $55,649      $648
Portfolio turnover rate                               22.60%        22.14%        37.86%      50.13%      30.89%    33.60%
=============================================================================================================================


16                                        SEE NOTES TO FINANCIAL STATEMENTS.

                                            SIX MONTHS
                                               ENDED        2/1/2001             YEAR ENDED 1/31           12/30/1997(c)
                                             1/31/2002         TO       ---------------------------------       TO
                                            (UNAUDITED)    7/31/2001*     2001        2000         1999      1/31/1998
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $   14.94       $ 17.28     $   19.70      $16.30       $14.27      $ 14.12
                                            =========       =======     =========      ======       ======      =======
Investment operations
  Net investment loss                              --(a)(e)    (.04)(a)      (.06)(a)    (.05)(a)     (.03)(a)       --(a)(e)
  Net realized and unrealized gain (loss)        (.01)        (2.30)        (1.64)       4.14         2.11          .15
                                            ---------       -------     ---------      ------       ------      -------
    Total from investment operations             (.01)        (2.34)        (1.70)       4.09         2.08          .15
                                            ---------       -------     ---------      ------       ------      -------
Distributions to shareholders from net
realized gain                                      --            --          (.72)       (.69)        (.05)          --
                                            ---------       -------     ---------      ------       ------      -------
NET ASSET VALUE, END OF PERIOD              $   14.93       $ 14.94     $   17.28      $19.70       $16.30      $ 14.27
                                            =========       =======     =========      ======       ======      =======
Total Return(b)                                  (.07)%(d)   (13.54)%(d)    (9.13)%     25.88%       14.59%        1.06%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reduction           .41%(d)       .41%(d)       .75%        .81%         .72%         .06%(d)
  Expenses, excluding expense reduction           .41%(d)       .41%(d)       .75%        .81%         .72%         .06%(d)
  Net investment loss                            (.24)%(d)     (.26)%(d)     (.31)%      (.26)%       (.22)%       (.02)%(d)

                                            SIX MONTHS
                                               ENDED        2/1/2001             YEAR ENDED 1/31           12/30/1997(c)
                                             1/31/2002         TO       ---------------------------------       TO
SUPPLEMENTAL DATA:                          (UNAUDITED)    7/31/2001*     2001        2000         1999      1/31/1998
=======================================================================================================================
Net assets, end of period (000)             $ 292,913     $  310,416    $  350,224     $   349,238   $  75,452   $3
Portfolio turnover rate                         22.60%         22.14%        37.86%          50.13%      30.89%  33.60%
=======================================================================================================================


(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Commencement of offering of class shares.
(d)  Not annualized.
(e)  Amount is less than $.01.

*    The Fund changed its fiscal year-end from January 31 to July 31.


SEE NOTES TO FINANCIAL STATEMENTS.                  17

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company, incorporated under Maryland law on July 11, 1973. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.


2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION--Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchange. Securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS--Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME--Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES--It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES--Expenses, excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE
The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Company's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

----------------------------------
First $100 million            .75%
Over $100 million             .50%

12b-1 DISTRIBUTION PLAN
The Company has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                          CLASS A          CLASS B             CLASS C           CLASS P
-------------------------------------------------------------------------------------------
Service                       .25%(1)            .25%        up to .25%(4)             .20%
Distribution                  .10%(2)(3)         .75%        up to .75%(4)             .25%
Quarterly service fee             -                 -        up to .25%(5)                -
Quarterly distribution fee        -                 -        up to .75%(5)                -

(1) Annual service fee of shares sold prior to June 1, 1990 is 0.15% of the average daily net asset value.
(2) In addition, the Company pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.
(3) In addition, the Company pays an incremental marketing expense of approximately .03% of average daily net assets of Class A.
(4) Paid at the time such shares are sold, and generally amortized over a one-year period.
(5) Paid at each quarter-end after the first anniversary of the sale of such shares.

Class Y does not have a distribution plan.

The Company, along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with Alpha Fund of Lord Abbett Securities Trust ("Alpha Fund") pursuant to which the Underlying Funds will pay a portion of the expenses of Alpha Fund in proportion to the average daily value of the Underlying Funds' shares owned by Alpha Fund. Accrued expenses include $275,920 and other expenses include $110,584 pursuant to this Servicing Agreement.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Company after concessions were paid to authorized dealers for the six months ended January 31, 2002:

DISTRIBUTOR COMMISSIONS     DEALERS CONCESSIONS
-----------------------------------------------
$38,175                     $224,244

Certain of the Company's officers and Directors have an interest in Lord Abbett.

4. DISTRIBUTIONS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. At July 31, 2001, the Company had a capital loss carryforward of $8,063,185 which will expire in 2008. Dividends and distributions to shareholders are recorded on the ex-dividend date.


5. PORTFOLIO SECURITIES TRANSACTIONS

The Company may lend its securities to member banks of the Federal Reserve System and to registered broker-dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. As of January 31, 2002, the value of securities loaned was $416,600,486. These loans were collateralized by cash of $435,654,564, which is invested in a restricted money market account. Income from securities lending of $84,558 is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Purchases and sales of investment securities (other than short-term investments) for the six months ended January 31, 2002 are as follows:

PURCHASES               SALES
------------------------------------
$378,201,988            $494,942,052

As of January 31, 2002, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments based of cost for federal income tax purposes are as follows:

                                       GROSS              GROSS              NET
                                  UNREALIZED         UNREALIZED       UNREALIZED
TAX COST                        APPRECIATION       DEPRECIATION     APPRECIATION
--------------------------------------------------------------------------------
$1,687,401,200                  $382,534,838      $(281,088,611)    $101,446,227

The cost of investments for federal income tax purposes differs from that used for financial reporting purposes. These differences are due to differing treatments for items such as deferred losses on wash sales and return of capital on Real Estate Investment Trusts.


6. DIRECTORS' REMUNERATION

The Directors associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees are allocated among all funds in the Lord Abbett Family of Funds based on the net assets of each fund. The outside Directors may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Company and other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Directors' fees on the Statement of Operations and are not deductible for federal income tax purposes until such amounts are paid. There is a Defined Contribution Plan available to all Directors.

7. EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Company's expenses.


8. LINE OF CREDIT

The Company, along with certain other funds managed by Lord Abbett, has available a $145,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.09%. At January 31, 2002, there were no loans outstanding pursuant to this Facility, nor was the Facility utilized at any time during the period.

9. TRANSACTIONS WITH AFFILIATED COMPANIES

An affiliated Company is a company in which the Company has ownership of at least 5% of the voting securities of the underlying issuer. Transactions during the period with companies that are affiliated are as follows:

                                           BALANCE OF                                BALANCE OF       VALUE AT
                                          SHARES HELD        GROSS     GROSS        SHARES HELD      1/31/2002
AFFILIATES                               AT 7/31/2001    PURCHASES     SALES       AT 1/31/2002          (000)
--------------------------------------------------------------------------------------------------------------
Aegis Communications Group, Inc.            3,014,900            -         -          3,014,900        $   995
ATS Medical, Inc.                           1,168,210            -         -          1,168,210          3,037
Comtech Telecommunications Corp.              493,700            -         -            493,700          5,505
eCollege.com, Inc.                            573,100      604,600         -          1,177,700          3,239
EXCO Resources, Inc.                        1,247,400            -         -          1,247,400         20,177
Healthcare Services Group, Inc.               758,050            -         -            758,050          7,959
RadiSys Corp.                                 932,620            -         -            932,620         18,652
The Sirena Apparel Group, Inc.                330,000            -         -            330,000              -(a)
Tropical Sportswear Int'l. Corp.              835,500            -         -            835,500         17,713
--------------------------------------------------------------------------------------------------------------
Total                                                                                                  $77,277
--------------------------------------------------------------------------------------------------------------

(a) Amount represents less than $1,000.


10. SUMMARY OF CAPITAL TRANSACTIONS

The Company has authorized 1 billion shares of $0.001 par value capital stock designated as follows: 875 million Class A shares, 40 million Class B shares, 25 million Class C shares, 30 million Class P shares and 30 million Class Y shares.

                                    SIX MONTHS ENDED                    PERIOD ENDED                       YEAR ENDED
                                    JANUARY 31, 2002                  JULY 31, 2001*                 JANUARY 31, 2001
                                         (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
CLASS A                     SHARES            AMOUNT        SHARES            AMOUNT         SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------
SHARES SOLD              7,424,841     $ 104,720,326     8,638,328     $ 128,202,838     21,017,242     $ 387,340,224
REINVESTMENT OF
DISTRIBUTIONS                    -                 -             -                 -      2,893,569        58,652,655
SHARES REACQUIRED      (11,053,785)     (153,610,540)  (12,681,372)     (187,222,040)   (36,424,839)     (667,062,403)
---------------------------------------------------------------------------------------------------------------------
DECREASE                (3,628,944)    $ (48,890,214)   (4,043,044)    $ (59,019,202)   (12,514,028)    $(221,069,524)
---------------------------------------------------------------------------------------------------------------------

CLASS B
---------------------------------------------------------------------------------------------------------------------
SHARES SOLD                427,407     $   5,745,313       472,470     $   6,696,451      1,350,215     $  23,927,365
REINVESTMENT OF
DISTRIBUTIONS                    -                 -             -                 -        653,838        12,926,381
SHARES REACQUIRED       (1,676,112)      (22,225,661)   (1,929,563)      (27,515,081)    (3,570,240)      (61,193,609)
---------------------------------------------------------------------------------------------------------------------
DECREASE                (1,248,705)    $ (16,480,348)   (1,457,093)    $ (20,818,630)    (1,566,187)    $ (24,339,863)
---------------------------------------------------------------------------------------------------------------------

CLASS C
---------------------------------------------------------------------------------------------------------------------
SHARES SOLD                280,632     $   3,805,835       304,882     $   4,347,764      1,617,291     $  28,892,418
REINVESTMENT OF
DISTRIBUTIONS                    -                 -             -                 -        546,641        10,818,021
SHARES REACQUIRED       (1,795,925)      (23,943,241)   (2,063,623)      (29,280,041)    (4,422,007)      (75,785,213)
---------------------------------------------------------------------------------------------------------------------
DECREASE                (1,515,293)    $ (20,137,406)   (1,758,741)    $ (24,932,277)    (2,258,075)    $ (36,074,774)
---------------------------------------------------------------------------------------------------------------------

CLASS P
---------------------------------------------------------------------------------------------------------------------
SHARES SOLD              1,309,036     $  18,095,059     1,582,059     $  23,240,779      5,582,169     $ 103,483,252
REINVESTMENT OF
DISTRIBUTIONS                    -                 -             -                 -        301,261         6,079,444
SHARES REACQUIRED       (1,730,153)      (24,150,931)   (2,479,703)      (36,358,297)    (4,702,686)      (83,463,435)
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)       (421,117)    $  (6,055,872)     (897,644)    $ (13,117,518)     1,180,744     $  26,099,261
---------------------------------------------------------------------------------------------------------------------

CLASS Y
---------------------------------------------------------------------------------------------------------------------
SHARES SOLD              4,983,022     $  71,933,564     5,381,266     $  81,024,340      6,471,783     $ 118,063,472
REINVESTMENT OF
DISTRIBUTIONS                    -                 -             -                 -        627,737        12,830,951
SHARES REACQUIRED       (6,141,366)      (86,822,169)   (4,879,087)      (72,418,044)    (4,559,875)      (82,117,121)
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)     (1,158,344)    $ (14,888,605)      502,179     $   8,606,296      2,539,645     $  48,777,302
---------------------------------------------------------------------------------------------------------------------

*For the period February 1, 2001 to July 31, 2001.

                     This page is intentionally left blank.

LORD ABBETT [GRAPHIC]




     This report when not used for the general information of shareholders of the Fund is to be distributed only if preceded or accompanied by a current Fund prospectus.

               Lord Abbett Mutual Fund shares are distributed by:
                           LORD ABBETT DISTRIBUTOR LLC
              90 Hudson Street - Jersey City, New Jersey 07302-3973



                    LORD ABBETT DEVELOPING GROWTH FUND, INC.

                                                                          LADG-3
                                                                          (3/02)